Approval of these consolidated financial statements	12 Months Ended
Dec. 31, 2021
Approval Of Consolidated Financial Statements [Abstract]
Approval of these consolidated financial statements
35	Approval of these consolidated financial statements
These consolidated financial statements were approved for issue by the board of directors of the Company on April 26 , 2022.